INCOME TAXES (Schedule of Changes in Cumulative Net Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Net deferred tax assets
Net loss carry forward	$ 3,648,316	$ 2,148,248
Valuation allowance	(3,648,316)	(2,148,248)
Net deferred tax assets